Fees and Expenses - Prospectus Summary	Mar. 31, 2026 USD ($)
MFS Alabama Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Alabama Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Alabama Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.41%	0.41%	0.41%	0.35%
Expenses (as a percentage of Assets)		1.11%	1.86%	0.86%	0.80%
Fee Waiver or Reimbursement	[1]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.91%	1.66%	0.66%	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the class' average daily net assets annually for Class A shares, 1.65% of the class' average daily net assets annually for Class B shares, 0.65% of the class' average daily net assets annually for Class I shares, and 0.59% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.01% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Alabama Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 514	$ 569	$ 67	$ 61
Expense Example, with Redemption, 3 Years	744	865	254	235
Expense Example, with Redemption, 5 Years	992	1,187	457	425
Expense Example, with Redemption, 10 Years	$ 1,702	$ 1,967	$ 1,042	$ 971
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Alabama Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	565
Expense Example, No Redemption, 5 Years	987
Expense Example, No Redemption, 10 Years	$ 1,967
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
MFS Alabama Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Arkansas Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Arkansas Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Arkansas Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.26%	0.26%	0.26%	0.19%
Expenses (as a percentage of Assets)		0.96%	1.71%	0.71%	0.64%
Fee Waiver or Reimbursement	[1]	(0.26%)	(0.26%)	(0.11%)	(0.11%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.60%	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares, 1.45% of the class' average daily net assets annually for Class B shares, 0.60% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Arkansas Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 493	$ 548	$ 61	$ 54
Expense Example, with Redemption, 3 Years	693	813	216	194
Expense Example, with Redemption, 5 Years	909	1,104	384	346
Expense Example, with Redemption, 10 Years	$ 1,530	$ 1,798	$ 872	$ 788
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Arkansas Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	513
Expense Example, No Redemption, 5 Years	904
Expense Example, No Redemption, 10 Years	$ 1,798
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
MFS Arkansas Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS California Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS California Municipal Bond Fund	Class A		Class B	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS California Municipal Bond Fund		Class A	Class B	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.15%	0.15%	0.15%	0.08%
Expenses (as a percentage of Assets)		0.85%	1.60%	1.60%	0.60%	0.53%
Fee Waiver or Reimbursement	[1]	(0.19%)	(0.19%)	(0.04%)	(0.04%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.66%	1.41%	1.56%	0.56%	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.65% of the class' average daily net assets annually for Class A shares, 1.40% of the class' average daily net assets annually for Class B shares, 1.55% of the class’ average daily net assets annually for Class C shares, 0.55% of the class' average daily net assets annually for Class I shares, and 0.49% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.01% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS California Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 490	$ 544	$ 259	$ 57	$ 51
Expense Example, with Redemption, 3 Years	667	786	501	188	167
Expense Example, with Redemption, 5 Years	858	1,053	867	331	293
Expense Example, with Redemption, 10 Years	$ 1,413	$ 1,683	$ 1,696	$ 746	$ 662
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS California Municipal Bond Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 144	$ 159
Expense Example, No Redemption, 3 Years	[1]	486	501
Expense Example, No Redemption, 5 Years	[1]	853	867
Expense Example, No Redemption, 10 Years	[1]	$ 1,683	$ 1,696
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
MFS California Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Georgia Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Georgia Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Georgia Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.29%	0.29%	0.29%	0.23%
Expenses (as a percentage of Assets)		0.99%	1.74%	0.74%	0.68%
Fee Waiver or Reimbursement	[1]	(0.09%)	(0.09%)	(0.09%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	0.65%	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the class' average daily net assets annually for Class A shares, 1.65% of the class' average daily net assets annually for Class B shares, 0.65% of the class' average daily net assets annually for Class I shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Georgia Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 513	$ 568	$ 66	$ 61
Expense Example, with Redemption, 3 Years	718	839	228	210
Expense Example, with Redemption, 5 Years	940	1,135	403	371
Expense Example, with Redemption, 10 Years	$ 1,579	$ 1,846	$ 910	$ 839
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Georgia Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	935
Expense Example, No Redemption, 10 Years	$ 1,846
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
MFS Georgia Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Maryland Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Maryland Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Maryland Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.30%	0.30%	0.30%	0.23%
Expenses (as a percentage of Assets)		1.00%	1.75%	0.75%	0.68%
Fee Waiver or Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)	(0.12%)
Net Expenses (as a percentage of Assets)		0.86%	1.61%	0.61%	0.56%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.83% of the class' average daily net assets annually for Class A shares, 1.58% of the class' average daily net assets annually for Class B shares, 0.58% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.03% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Maryland Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 509	$ 564	$ 62	$ 57
Expense Example, with Redemption, 3 Years	717	837	226	205
Expense Example, with Redemption, 5 Years	941	1,136	403	367
Expense Example, with Redemption, 10 Years	$ 1,585	$ 1,852	$ 917	$ 835
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Maryland Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 164
Expense Example, No Redemption, 3 Years	537
Expense Example, No Redemption, 5 Years	936
Expense Example, No Redemption, 10 Years	$ 1,852
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
MFS Maryland Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Massachusetts Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Massachusetts Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Massachusetts Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.18%	0.18%	0.18%	0.10%
Expenses (as a percentage of Assets)		0.88%	1.63%	0.63%	0.55%
Fee Waiver or Reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.82%	1.57%	0.57%	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.82% of the class' average daily net assets annually for Class A shares, 1.57% of the class' average daily net assets annually for Class B shares, 0.57% of the class' average daily net assets annually for Class I shares, and 0.50% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Massachusetts Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 505	$ 560	$ 58	$ 51
Expense Example, with Redemption, 3 Years	688	808	196	171
Expense Example, with Redemption, 5 Years	886	1,081	345	302
Expense Example, with Redemption, 10 Years	$ 1,458	$ 1,727	$ 781	$ 684
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Massachusetts Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	$ 1,727
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
MFS Massachusetts Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Mississippi Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Mississippi Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Mississippi Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.43%	0.43%	0.43%	0.37%
Expenses (as a percentage of Assets)		1.13%	1.88%	0.88%	0.82%
Fee Waiver or Reimbursement	[1]	(0.37%)	(0.47%)	(0.22%)	(0.22%)
Net Expenses (as a percentage of Assets)		0.76%	1.41%	0.66%	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A service fee to 0.10% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2027. MFD has agreed in writing to waive the Class B service fee to 0.00% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.76% of the class' average daily net assets annually for Class A shares, 1.41% of the class' average daily net assets annually for Class B shares, 0.66% of the class' average daily net assets annually for Class I shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Mississippi Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 499	$ 544	$ 67	$ 61
Expense Example, with Redemption, 3 Years	734	845	259	240
Expense Example, with Redemption, 5 Years	987	1,172	466	433
Expense Example, with Redemption, 10 Years	$ 1,710	$ 1,966	$ 1,064	$ 993
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Mississippi Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 144
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	972
Expense Example, No Redemption, 10 Years	$ 1,966
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
MFS Mississippi Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Municipal Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Municipal Income Fund	Class A		Class B	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Municipal Income Fund		Class A	Class B	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.19%	0.19%	0.19%	0.19%	0.12%
Expenses (as a percentage of Assets)		0.80%	1.55%	1.55%	0.55%	0.48%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.79%	1.54%	1.54%	0.54%	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity) such that "Total Annual Fund Operating Expenses" do not exceed 0.73% of the class' average daily net assets annually for Class A shares, 1.48% of the class' average daily net assets annually for each of Class B and Class C shares, 0.48% of the class' average daily net assets annually for Class I shares, and 0.42% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.08% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described above.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Municipal Income Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 502	$ 557	$ 257	$ 55	$ 48
Expense Example, with Redemption, 3 Years	669	789	489	175	153
Expense Example, with Redemption, 5 Years	849	1,044	844	306	268
Expense Example, with Redemption, 10 Years	$ 1,372	$ 1,643	$ 1,643	$ 688	$ 603
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Municipal Income Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 157	$ 157
Expense Example, No Redemption, 3 Years	[1]	489	489
Expense Example, No Redemption, 5 Years	[1]	844	844
Expense Example, No Redemption, 10 Years	[1]	$ 1,643	$ 1,643
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
MFS Municipal Income Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Municipal Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers and Reductions" on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund's prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Municipal Income Fund	Class A1		Class B1
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Municipal Income Fund		Class A1	Class B1
Management Fees (as a percentage of Assets)		0.36%	0.36%
Distribution and Service (12b-1) Fees		0.00%	1.00%
Other Expenses (as a percentage of Assets):		0.19%	0.19%
Expenses (as a percentage of Assets)		0.55%	1.55%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.26%)
Net Expenses (as a percentage of Assets)		0.54%	1.29%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class B1 service fee to 0.00% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity) such that "Total Annual Fund Operating Expenses" do not exceed 0.48% of the class' average daily net assets annually for Class A1 shares and 1.23% of the class' average daily net assets annually for Class B1 shares. ("Other Expenses" include 0.08% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described above.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Municipal Income Fund - USD ($)	Class A1	Class B1 [1]
Expense Example, with Redemption, 1 Year	$ 478	$ 531
Expense Example, with Redemption, 3 Years	593	764
Expense Example, with Redemption, 5 Years	718	1,020
Expense Example, with Redemption, 10 Years	$ 1,084	$ 1,553
[1]	Shares automatically convert to Class A1 shares approximately eight years after purchase; therefore, the expense examples reflect Class A1 share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Municipal Income Fund	Class B1 USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 131
Expense Example, No Redemption, 3 Years	464
Expense Example, No Redemption, 5 Years	820
Expense Example, No Redemption, 10 Years	$ 1,553
[1]	Shares automatically convert to Class A1 shares approximately eight years after purchase; therefore, the expense examples reflect Class A1 share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
MFS Municipal Income Fund | Class A1
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Municipal Intermediate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Municipal Intermediate Fund	A		C	I	R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Municipal Intermediate Fund		A	C	I	R6
Management Fees (as a percentage of Assets)		0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.19%	0.19%	0.19%	0.12%
Expenses (as a percentage of Assets)		0.79%	1.54%	0.54%	0.47%
Fee Waiver or Reimbursement	[1]	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.45%	0.38%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares, 1.45% of the class' average daily net assets annually for Class C shares, 0.45% of the class' average daily net assets annually for Class I shares, and 0.38% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Municipal Intermediate Fund - USD ($)	A	C [1]	I	R6
Expense Example, with Redemption, 1 Year	$ 493	$ 248	$ 46	$ 39
Expense Example, with Redemption, 3 Years	658	478	164	142
Expense Example, with Redemption, 5 Years	837	831	293	254
Expense Example, with Redemption, 10 Years	$ 1,353	$ 1,624	$ 668	$ 583
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Municipal Intermediate Fund	C USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	478
Expense Example, No Redemption, 5 Years	831
Expense Example, No Redemption, 10 Years	$ 1,624
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
MFS Municipal Intermediate Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS New York Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS New York Municipal Bond Fund	Class A		Class B	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS New York Municipal Bond Fund		Class A	Class B	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.26%	0.26%	0.26%	0.26%	0.18%
Expenses (as a percentage of Assets)		0.96%	1.71%	1.71%	0.71%	0.63%
Fee Waiver or Reimbursement	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.11%)
Net Expenses (as a percentage of Assets)		0.83%	1.58%	1.58%	0.58%	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.83% of the class' average daily net assets annually for Class A shares, 1.58% of the class' average daily net assets annually for each of Class B and Class C shares, 0.58% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS New York Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 506	$ 561	$ 261	$ 59	$ 53
Expense Example, with Redemption, 3 Years	705	826	526	214	191
Expense Example, with Redemption, 5 Years	921	1,116	916	382	340
Expense Example, with Redemption, 10 Years	$ 1,542	$ 1,809	$ 1,809	$ 870	$ 776
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS New York Municipal Bond Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 161	$ 161
Expense Example, No Redemption, 3 Years	[1]	526	526
Expense Example, No Redemption, 5 Years	[1]	916	916
Expense Example, No Redemption, 10 Years	[1]	$ 1,809	$ 1,809
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
MFS New York Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS North Carolina Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS North Carolina Municipal Bond Fund	Class A		Class B	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS North Carolina Municipal Bond Fund		Class A	Class B	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.16%	0.16%	0.16%	0.08%
Expenses (as a percentage of Assets)		0.86%	1.61%	1.61%	0.61%	0.53%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.84%	1.59%	1.59%	0.59%	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for Class A shares, 1.59% of the class' average daily net assets annually for each of Class B and Class C shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS North Carolina Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 507	$ 562	$ 262	$ 60	$ 53
Expense Example, with Redemption, 3 Years	686	806	506	193	169
Expense Example, with Redemption, 5 Years	880	1,074	874	338	295
Expense Example, with Redemption, 10 Years	$ 1,439	$ 1,708	$ 1,708	$ 760	$ 664
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS North Carolina Municipal Bond Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 162	$ 162
Expense Example, No Redemption, 3 Years	[1]	506	506
Expense Example, No Redemption, 5 Years	[1]	874	874
Expense Example, No Redemption, 10 Years	[1]	$ 1,708	$ 1,708
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
MFS North Carolina Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Pennsylvania Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Pennsylvania Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Pennsylvania Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.26%	0.26%	0.26%	0.19%
Expenses (as a percentage of Assets)		0.96%	1.71%	0.71%	0.64%
Fee Waiver or Reimbursement	[1]	(0.25%)	(0.25%)	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.71%	1.46%	0.61%	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.69% of the class' average daily net assets annually for Class A shares, 1.44% of the class' average daily net assets annually for Class B shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.02% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Pennsylvania Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 494	$ 549	$ 62	$ 55
Expense Example, with Redemption, 3 Years	694	814	217	195
Expense Example, with Redemption, 5 Years	910	1,105	385	347
Expense Example, with Redemption, 10 Years	$ 1,531	$ 1,799	$ 873	$ 789
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Pennsylvania Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 149
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	905
Expense Example, No Redemption, 10 Years	$ 1,799
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
MFS Pennsylvania Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS South Carolina Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS South Carolina Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS South Carolina Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.22%	0.22%	0.22%	0.15%
Expenses (as a percentage of Assets)		0.92%	1.67%	0.67%	0.60%
Fee Waiver or Reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.86%	1.61%	0.61%	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for Class A shares, 1.59% of the class' average daily net assets annually for Class B shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.02% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS South Carolina Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 509	$ 564	$ 62	$ 56
Expense Example, with Redemption, 3 Years	700	821	208	187
Expense Example, with Redemption, 5 Years	907	1,102	367	330
Expense Example, with Redemption, 10 Years	$ 1,503	$ 1,771	$ 829	$ 745
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS South Carolina Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 164
Expense Example, No Redemption, 3 Years	521
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	$ 1,771
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
MFS South Carolina Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Virginia Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Virginia Municipal Bond Fund	Class A		Class B	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Virginia Municipal Bond Fund		Class A	Class B	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.21%	0.21%	0.21%	0.21%	0.13%
Expenses (as a percentage of Assets)		0.91%	1.66%	1.66%	0.66%	0.58%
Fee Waiver or Reimbursement	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.83%	1.58%	1.58%	0.58%	0.51%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.81% of the class' average daily net assets annually for Class A shares, 1.56% of the class' average daily net assets annually for each of Class B and Class C shares, 0.56% of the class' average daily net assets annually for Class I shares, and 0.49% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.02% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Virginia Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 506	$ 561	$ 261	$ 59	$ 52
Expense Example, with Redemption, 3 Years	695	816	516	203	179
Expense Example, with Redemption, 5 Years	900	1,095	895	360	317
Expense Example, with Redemption, 10 Years	$ 1,490	$ 1,759	$ 1,759	$ 815	$ 719
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Virginia Municipal Bond Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 161	$ 161
Expense Example, No Redemption, 3 Years	[1]	516	516
Expense Example, No Redemption, 5 Years	[1]	895	895
Expense Example, No Redemption, 10 Years	[1]	$ 1,759	$ 1,759
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
MFS Virginia Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS West Virginia Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS West Virginia Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS West Virginia Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.35%	0.35%	0.35%	0.28%
Expenses (as a percentage of Assets)		1.05%	1.80%	0.80%	0.73%
Fee Waiver or Reimbursement	[1]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Net Expenses (as a percentage of Assets)		0.87%	1.62%	0.62%	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2027	July 31, 2027	July 31, 2027	July 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2027. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.87% of the class' average daily net assets annually for Class A shares, 1.62% of the class' average daily net assets annually for Class B shares, 0.62% of the class' average daily net assets annually for Class I shares, and 0.55% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS West Virginia Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 510	$ 565	$ 63	$ 56
Expense Example, with Redemption, 3 Years	728	849	237	215
Expense Example, with Redemption, 5 Years	963	1,158	426	388
Expense Example, with Redemption, 10 Years	$ 1,638	$ 1,904	$ 973	$ 890
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS West Virginia Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 165
Expense Example, No Redemption, 3 Years	549
Expense Example, No Redemption, 5 Years	958
Expense Example, No Redemption, 10 Years	$ 1,904
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
MFS West Virginia Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.